WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited)	July 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
CORPORATE BONDS & NOTES - 120.8%
COMMUNICATION SERVICES - 17.7%
Diversified Telecommunication Services - 5.2%
Altice Financing SA, Senior Secured Notes	5.750%	8/15/29	7,490,000		$5,624,573	(a)(b)
Altice France Holding SA, Senior Notes	6.000%	2/15/28	940,000		350,810	(a)
Altice France Holding SA, Senior Secured Notes	10.500%	5/15/27	5,880,000		2,495,224	(a)
Level 3 Financing Inc., Senior Secured Notes	3.875%	11/15/29	750,000		638,670	(a)
Telecom Italia Capital SA, Senior Notes	6.000%	9/30/34	2,646,000		2,142,715	(b)
Telecom Italia Capital SA, Senior Notes	7.200%	7/18/36	1,570,000		1,350,117
Telecom Italia Capital SA, Senior Notes	7.721%	6/4/38	300,000		266,921
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	2,515,000		2,467,913	(a)(b)
Turk Telekomunikasyon AS, Senior Notes	4.875%	6/19/24	1,500,000		1,456,200	(a)

Total Diversified Telecommunication Services					16,793,143

Interactive Media & Services - 0.2%
Match Group Holdings II LLC, Senior Notes	3.625%	10/1/31	780,000		642,798	(a)

Media - 5.9%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.250%	1/15/34	4,280,000		3,293,570	(a)(b)
Clear Channel Outdoor Holdings Inc., Senior Notes	7.750%	4/15/28	1,410,000		1,180,706	(a)
DirecTV Financing LLC/DirecTV Financing Co-Obligor Inc., Senior Secured Notes	5.875%	8/15/27	1,920,000		1,734,958	(a)
DISH DBS Corp., Senior Notes	7.750%	7/1/26	1,940,000		1,256,742
DISH DBS Corp., Senior Notes	7.375%	7/1/28	1,060,000		597,527
DISH DBS Corp., Senior Notes	5.125%	6/1/29	4,190,000		2,110,733
United Group BV, Senior Secured Notes	5.250%	2/1/30	1,550,000	EUR	1,382,229	(c)
UPC Holding BV, Senior Secured Notes	5.500%	1/15/28	2,500,000		2,227,312	(a)
Virgin Media Finance PLC, Senior Notes	5.000%	7/15/30	1,240,000		1,018,601	(a)
Virgin Media Vendor Financing Notes III DAC, Senior Secured Notes	4.875%	7/15/28	2,500,000	GBP	2,629,276	(a)
VZ Secured Financing BV, Senior Secured Notes	5.000%	1/15/32	1,820,000		1,480,656	(a)

Total Media					18,912,310

Wireless Telecommunication Services - 6.4%
CSC Holdings LLC, Senior Notes	11.250%	5/15/28	400,000		395,994	(a)
CSC Holdings LLC, Senior Notes	5.750%	1/15/30	5,450,000		2,827,880	(a)
CSC Holdings LLC, Senior Notes	4.625%	12/1/30	8,110,000		4,082,537	(a)
CSC Holdings LLC, Senior Notes	5.000%	11/15/31	2,830,000		1,432,796	(a)

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc. 2023 Quarterly Report	1

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Wireless Telecommunication Services - continued
Millicom International Cellular SA, Senior Notes	4.500%	4/27/31	1,500,000		$1,194,945	(a)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	2,200,000		2,334,089	(b)
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	5,170,000		6,233,886	(b)
Sprint LLC, Senior Notes	7.875%	9/15/23	110,000		110,190	(b)
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.750%	7/15/31	2,060,000		1,740,741	(a)(b)

Total Wireless Telecommunication Services					20,353,058

TOTAL COMMUNICATION SERVICES					56,701,309

CONSUMER DISCRETIONARY - 28.7%
Automobile Components - 5.5%
Adient Global Holdings Ltd., Senior Notes	4.875%	8/15/26	2,143,000		2,059,656	(a)(b)
American Axle & Manufacturing Inc., Senior Notes	6.500%	4/1/27	5,801,000		5,652,289	(b)
American Axle & Manufacturing Inc., Senior Notes	5.000%	10/1/29	1,170,000		999,220
JB Poindexter & Co. Inc., Senior Notes	7.125%	4/15/26	6,750,000		6,669,877	(a)(b)
ZF North America Capital Inc., Senior Notes	6.875%	4/14/28	950,000		965,710	(a)
ZF North America Capital Inc., Senior Notes	7.125%	4/14/30	1,230,000		1,268,108	(a)

Total Automobile Components					17,614,860

Automobiles - 1.3%
Ford Motor Co., Senior Notes	3.250%	2/12/32	2,000,000		1,583,068
Ford Motor Credit Co. LLC, Senior Notes	7.350%	3/6/30	1,500,000		1,554,175
Ford Motor Credit Co. LLC, Senior Notes	3.625%	6/17/31	1,110,000		918,544

Total Automobiles					4,055,787

Broadline Retail - 1.5%
Marks & Spencer PLC, Senior Notes	3.750%	5/19/26	1,800,000	GBP	2,128,970	(c)
Marks & Spencer PLC, Senior Notes	7.125%	12/1/37	840,000		793,957	(a)
MercadoLibre Inc., Senior Notes	3.125%	1/14/31	2,200,000		1,768,849
QVC Inc., Senior Secured Notes	5.450%	8/15/34	392,000		192,543

Total Broadline Retail					4,884,319

Distributors - 0.7%
Ritchie Bros Holdings Inc., Senior Notes	7.750%	3/15/31	2,100,000		2,191,253	(a)

Diversified Consumer Services - 3.5%
APCOA Parking Holdings GmbH, Senior Secured Notes	4.625%	1/15/27	880,000	EUR	858,195	(c)
APCOA Parking Holdings GmbH, Senior Secured Notes	4.625%	1/15/27	2,740,000	EUR	2,672,106	(a)

See Notes to Schedule of Investments.

2	Western Asset High Income Fund II Inc. 2023 Quarterly Report

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Diversified Consumer Services - continued
Carriage Services Inc., Senior Notes	4.250%	5/15/29	990,000		$858,538	(a)
IPD 3 BV, Senior Secured Notes	8.000%	6/15/28	400,000	EUR	454,316	(a)
Prime Security Services Borrower LLC/ Prime Finance Inc., Secured Notes	6.250%	1/15/28	1,500,000		1,413,496	(a)
Service Corp. International, Senior Notes	7.500%	4/1/27	2,090,000		2,168,793
StoneMor Inc., Senior Secured Notes	8.500%	5/15/29	2,500,000		2,115,275	(a)(b)
WW International Inc., Senior Secured Notes	4.500%	4/15/29	770,000		547,408	(a)

Total Diversified Consumer Services					11,088,127

Hotels, Restaurants & Leisure - 15.4%
888 Acquisitions Ltd., Senior Secured Notes	7.558%	7/15/27	2,460,000	EUR	2,533,190	(a)
888 Acquisitions Ltd., Senior Secured Notes	7.558%	7/15/27	1,500,000	EUR	1,544,628	(c)
Carnival Holdings Bermuda Ltd., Senior Notes	10.375%	5/1/28	50,000		54,604	(a)
Carnival PLC, Senior Notes	1.000%	10/28/29	6,990,000	EUR	5,127,139
Carrols Restaurant Group Inc., Senior Notes	5.875%	7/1/29	2,480,000		2,094,465	(a)
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	100,000		92,345	(a)
IRB Holding Corp., Senior Secured Notes	7.000%	6/15/25	480,000		482,832	(a)
Las Vegas Sands Corp., Senior Notes	3.200%	8/8/24	600,000		582,794
Las Vegas Sands Corp., Senior Notes	3.900%	8/8/29	120,000		107,705
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	1,840,000		1,573,177	(a)
NCL Corp. Ltd., Senior Notes	3.625%	12/15/24	4,815,000		4,628,509	(a)(b)
NCL Corp. Ltd., Senior Notes	5.875%	3/15/26	2,370,000		2,244,764	(a)(b)
NCL Corp. Ltd., Senior Notes	7.750%	2/15/29	3,120,000		2,990,691	(a)(b)
NCL Finance Ltd., Senior Notes	6.125%	3/15/28	4,250,000		3,871,325	(a)(b)
Royal Caribbean Cruises Ltd., Senior Notes	5.375%	7/15/27	4,720,000		4,492,140	(a)(b)
Royal Caribbean Cruises Ltd., Senior Notes	5.500%	4/1/28	2,910,000		2,745,344	(a)(b)
Saga PLC, Senior Notes	3.375%	5/12/24	1,580,000	GBP	1,909,407	(c)
Sands China Ltd., Senior Notes	3.350%	3/8/29	4,280,000		3,687,207
Sands China Ltd., Senior Notes	4.875%	6/18/30	1,280,000		1,167,287
Wheel Bidco Ltd., Senior Secured Notes	6.750%	7/15/26	1,000,000	GBP	1,042,683	(a)
Wynn Macau Ltd., Senior Notes	5.500%	1/15/26	590,000		555,986	(a)
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	2,700,000		2,399,885	(a)

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc. 2023 Quarterly Report	3

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Hotels, Restaurants & Leisure - continued
Wynn Macau Ltd., Senior Notes	5.125%	12/15/29	1,300,000		$1,104,389	(a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	5.125%	10/1/29	2,670,000		2,418,428	(a)

Total Hotels, Restaurants & Leisure					49,450,924

Specialty Retail - 0.8%
Michaels Cos. Inc., Senior Notes	7.875%	5/1/29	3,460,000		2,469,540	(a)

TOTAL CONSUMER DISCRETIONARY					91,754,810

CONSUMER STAPLES - 2.7%
Food Products - 2.7%
Bellis Acquisition Co. PLC, Senior Secured Notes	3.250%	2/16/26	2,420,000	GBP	2,675,980	(c)
Bellis Finco PLC, Senior Notes	4.000%	2/16/27	1,500,000	GBP	1,494,689	(a)
FAGE International SA/FAGE USA Dairy Industry Inc., Senior Notes	5.625%	8/15/26	2,500,000		2,358,054	(a)(b)
Pilgrim’s Pride Corp., Senior Notes	5.875%	9/30/27	2,245,000		2,222,558	(a)(b)

TOTAL CONSUMER STAPLES					8,751,281

ENERGY - 20.2%
Energy Equipment & Services - 0.6%
Noble Finance II LLC, Senior Notes	8.000%	4/15/30	910,000		936,982	(a)
Sunnova Energy Corp., Senior Notes	5.875%	9/1/26	1,000,000		898,882	(a)(b)

Total Energy Equipment & Services					1,835,864

Oil, Gas & Consumable Fuels - 19.6%
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	7.625%	12/15/25	190,000		190,717	(a)(b)
Continental Resources Inc., Senior Notes	3.800%	6/1/24	330,000		323,739	(b)
Continental Resources Inc., Senior Notes	4.375%	1/15/28	240,000		227,385	(b)
Continental Resources Inc., Senior Notes	4.900%	6/1/44	1,320,000		1,047,319	(b)
Crescent Energy Finance LLC, Senior Notes	9.250%	2/15/28	900,000		916,290	(a)
Ecopetrol SA, Senior Notes	5.875%	5/28/45	4,100,000		2,955,513	(d)
Ecopetrol SA, Senior Notes	5.875%	11/2/51	5,110,000		3,551,548
Energy Transfer LP, Junior Subordinated Notes (6.500% to 11/15/26 then 5 year Treasury Constant Maturity Rate + 5.694%)	6.500%	11/15/26	2,670,000		2,425,180	(e)(f)
Energy Transfer LP, Junior Subordinated Notes (6.625% to 2/15/28 then 3 mo. USD LIBOR + 4.155%)	6.625%	2/15/28	1,681,000		1,338,496	(e)(f)
EQM Midstream Partners LP, Senior Notes	4.500%	1/15/29	1,960,000		1,792,923	(a)(b)
EQM Midstream Partners LP, Senior Notes	7.500%	6/1/30	950,000		980,514	(a)
EQM Midstream Partners LP, Senior Notes	4.750%	1/15/31	460,000		411,103	(a)

See Notes to Schedule of Investments.

4	Western Asset High Income Fund II Inc. 2023 Quarterly Report

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - continued
EQT Corp., Senior Notes	3.900%	10/1/27	360,000	$337,809	(b)
Howard Midstream Energy Partners LLC, Senior Notes	6.750%	1/15/27	1,000,000	965,534	(a)(b)
Kinder Morgan Inc., Senior Notes	7.750%	1/15/32	1,950,000	2,222,115	(b)
NGPL PipeCo LLC, Senior Notes	7.768%	12/15/37	1,900,000	2,013,849	(a)(b)
Occidental Petroleum Corp., Senior Notes	6.950%	7/1/24	464,000	467,550
Occidental Petroleum Corp., Senior Notes	2.900%	8/15/24	1,640,000	1,590,357	(b)
Occidental Petroleum Corp., Senior Notes	5.875%	9/1/25	1,190,000	1,193,088	(b)
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	980,000	975,737
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	1,330,000	1,342,050	(b)
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	6,620,000	6,367,117	(b)
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	2,750,000	2,104,246	(a)
Petroleos del Peru SA, Senior Notes	5.625%	6/19/47	1,000,000	670,860	(a)
Petroleos Mexicanos, Senior Notes	6.500%	6/2/41	1,000,000	649,062
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	2,970,000	1,880,863
Range Resources Corp., Senior Notes	4.875%	5/15/25	1,009,000	991,120
Range Resources Corp., Senior Notes	8.250%	1/15/29	710,000	739,412	(b)
Southwestern Energy Co., Senior Notes	4.750%	2/1/32	1,000,000	889,437
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Secured Notes	9.000%	10/15/26	1,630,000	1,603,387	(a)(b)
Transportadora de Gas del Sur SA, Senior Notes	6.750%	5/2/25	1,160,000	1,103,164	(a)
Venture Global LNG Inc., Senior Secured Notes	8.375%	6/1/31	1,050,000	1,066,414	(a)
Western Midstream Operating LP, Senior Notes	4.050%	2/1/30	220,000	200,145
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	1,540,000	1,321,673	(b)
Western Midstream Operating LP, Senior Notes	5.250%	2/1/50	7,627,000	6,476,505	(b)
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	1,280,000	1,265,788	(b)
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	780,000	857,725	(b)
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	3,900,000	3,824,332	(b)
YPF SA, Senior Notes	8.500%	7/28/25	1,520,000	1,428,877	(a)
YPF SA, Senior Notes	6.950%	7/21/27	2,320,000	1,974,772	(a)

Total Oil, Gas & Consumable Fuels				62,683,715

TOTAL ENERGY				64,519,579

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc. 2023 Quarterly Report	5

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
FINANCIALS - 16.9%
Banks - 11.3%
Banco Mercantil del Norte SA, Junior Subordinated Notes (6.625% to 1/24/32 then 10 year Treasury Constant Maturity Rate + 5.034%)	6.625%	1/24/32	6,270,000	$5,031,675	(a)(b)(e)(f)
Barclays PLC, Junior Subordinated Notes (8.000% to 6/15/24 then 5 year Treasury Constant Maturity Rate + 5.672%)	8.000%	6/15/24	4,930,000	4,866,797	(b)(e)(f)
BBVA Bancomer SA, Subordinated Notes (5.125% to 1/17/28 then 5 year Treasury Constant Maturity Rate + 2.650%)	5.125%	1/18/33	830,000	722,723	(a)(f)
BNP Paribas SA, Junior Subordinated Notes (7.750% to 8/16/29 then 5 year Treasury Constant Maturity Rate + 4.899%)	7.750%	8/16/29	4,320,000	4,310,928	(a)(b)(e)(f)
Comerica Bank, Senior Notes	2.500%	7/23/24	790,000	754,258
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	2,510,000	2,526,277	(a)(b)(e)(f)
HSBC Holdings PLC, Subordinated Notes (8.113% to 11/3/32 then SOFR + 4.250%)	8.113%	11/3/33	1,730,000	1,918,926	(f)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	2,180,000	2,130,478	(a)(b)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	3,050,000	2,946,229	(a)(b)
Intesa Sanpaolo SpA, Subordinated Notes (4.198% to 6/1/31 then 1 year Treasury Constant Maturity Rate + 2.600%)	4.198%	6/1/32	1,950,000	1,503,068	(a)(f)
Lloyds Banking Group PLC, Junior Subordinated Notes (8.000% to 3/27/30 then 5 year Treasury Constant Maturity Rate + 3.913%)	8.000%	9/27/29	3,820,000	3,585,070	(e)(f)
TC Ziraat Bankasi AS, Senior Notes	5.125%	9/29/23	2,530,000	2,528,659	(a)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	3,390,000	3,292,047	(a)(b)(f)

Total Banks				36,117,135

Capital Markets - 1.3%
Credit Suisse Group AG, Junior Subordinated Notes (6.375% to 8/21/26 then 5 year Treasury Constant Maturity Rate + 4.822%)	6.375%	8/21/26	3,490,000	209,400	*(a)(e)(f)(g)

See Notes to Schedule of Investments.

6	Western Asset High Income Fund II Inc. 2023 Quarterly Report

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Capital Markets - continued
Credit Suisse Group AG, Junior Subordinated Notes (7.250% to 9/12/25 then USD 5 year ICE Swap Rate + 4.332%)	7.250%	9/12/25	2,660,000	$159,600	*(a)(e)(f)(g)
Credit Suisse Group AG, Junior Subordinated Notes (9.750% to 12/23/27 then 5 year Treasury Constant Maturity Rate + 6.383%)	9.750%	12/23/27	8,630,000	517,800	*(a)(e)(f)(g)
UBS Group AG, Junior Subordinated Notes (6.875% to 8/7/25 then USD 5 year ICE Swap Rate + 4.590%)	6.875%	8/7/25	1,000,000	932,075	(c)(e)(f)
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	2,500,000	2,453,375	(a)(b)(e)(f)

Total Capital Markets				4,272,250

Consumer Finance - 1.0%
Navient Corp., Senior Notes	5.875%	10/25/24	1,170,000	1,155,393	(b)
Navient Corp., Senior Notes	6.750%	6/15/26	1,990,000	1,942,190	(b)

Total Consumer Finance				3,097,583

Financial Services - 3.0%
Global Aircraft Leasing Co. Ltd., Senior Notes (6.500% Cash or 7.250% PIK)	6.500%	9/15/24	9,020,000	8,512,219	(a)(h)
Huarong Finance 2019 Co. Ltd., Senior Notes	2.125%	9/30/23	690,000	684,927	(c)
Huarong Finance II Co. Ltd., Senior Notes	4.875%	11/22/26	450,000	402,750	(c)

Total Financial Services				9,599,896

Insurance - 0.3%
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	1,100,000	1,153,379	(a)(b)

TOTAL FINANCIALS				54,240,243

HEALTH CARE - 7.9%
Health Care Providers & Services - 3.4%
CHS/Community Health Systems Inc., Senior Secured Notes	4.750%	2/15/31	1,190,000	902,960	(a)
HCA Inc., Senior Notes	7.500%	11/15/95	2,205,000	2,439,002	(b)
Legacy LifePoint Health LLC, Senior Secured Notes	4.375%	2/15/27	2,200,000	1,900,294	(a)(b)
Tenet Healthcare Corp., Secured Notes	6.250%	2/1/27	2,430,000	2,387,829	(b)
Tenet Healthcare Corp., Senior Notes	6.125%	10/1/28	890,000	848,606	(b)
Tenet Healthcare Corp., Senior Notes	6.875%	11/15/31	2,500,000	2,506,012

Total Health Care Providers & Services				10,984,703

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc. 2023 Quarterly Report	7

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Pharmaceuticals - 4.5%
Bausch Health Cos. Inc., Senior Notes	5.250%	1/30/30	1,390,000		$621,187	(a)
Bausch Health Cos. Inc., Senior Secured Notes	4.875%	6/1/28	1,890,000		1,148,393	(a)
Cidron Aida Finco Sarl, Senior Secured Notes	5.000%	4/1/28	1,651,000	EUR	1,656,620	(a)
Par Pharmaceutical Inc., Senior Secured Notes	7.500%	4/1/27	1,050,000		772,742	*(a)(g)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	6.000%	4/15/24	1,160,000		1,155,894	(b)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	2,500,000		2,264,015	(b)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	5.125%	5/9/29	7,300,000		6,695,341	(b)

Total Pharmaceuticals					14,314,192

TOTAL HEALTH CARE					25,298,895

INDUSTRIALS - 13.4%
Aerospace & Defense - 0.4%
Bombardier Inc., Senior Notes	7.500%	2/1/29	1,320,000		1,308,947	(a)

Building Products - 0.1%
Standard Industries Inc., Senior Notes	4.375%	7/15/30	540,000		469,357	(a)

Commercial Services & Supplies - 3.0%
CoreCivic Inc., Senior Notes	8.250%	4/15/26	2,890,000		2,914,500	(b)
CoreCivic Inc., Senior Notes	4.750%	10/15/27	5,650,000		4,984,939	(b)
GEO Group Inc., Secured Notes	10.500%	6/30/28	1,831,000		1,838,260

Total Commercial Services & Supplies					9,737,699

Machinery - 0.5%
Titan International Inc., Senior Secured Notes	7.000%	4/30/28	1,661,000		1,601,885

Passenger Airlines - 8.6%
American Airlines Group Inc., Senior Notes	3.750%	3/1/25	7,130,000		6,789,195	(a)(b)
American Airlines Inc., Senior Secured Notes	7.250%	2/15/28	1,240,000		1,232,202	(a)
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.500%	4/20/26	495,000		488,064	(a)
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.750%	4/20/29	1,000,000		969,108	(a)(b)
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	1,070,000		1,028,878	(b)
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	880,000		914,341	(b)
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	7,670,000		7,851,284	(a)(d)

See Notes to Schedule of Investments.

8	Western Asset High Income Fund II Inc. 2023 Quarterly Report

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Passenger Airlines - continued
Hawaiian Brand Intellectual Property Ltd./ HawaiianMiles Loyalty Ltd., Senior Secured Notes	5.750%	1/20/26	1,310,000		$1,237,750	(a)(b)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	128,000		128,108	(a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	2,237,998		2,259,528	(a)(b)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	720,000		726,944	(a)
United Airlines Holdings Inc., Senior Notes	5.000%	2/1/24	980,000		973,978	(b)
United Airlines Inc., Senior Secured Notes	4.375%	4/15/26	3,000,000		2,843,573	(a)(b)

Total Passenger Airlines					27,442,953

Trading Companies & Distributors - 0.4%
H&E Equipment Services Inc., Senior Notes	3.875%	12/15/28	1,020,000		897,441	(a)(b)
United Rentals North America Inc., Senior Notes	5.500%	5/15/27	302,000		297,206

Total Trading Companies & Distributors					1,194,647

Transportation Infrastructure - 0.4%
Gatwick Airport Finance PLC, Senior Secured Notes	4.375%	4/7/26	1,000,000	GBP	1,173,363	(c)

TOTAL INDUSTRIALS					42,928,851

INFORMATION TECHNOLOGY - 1.1%
Communications Equipment - 0.7%
CommScope Inc., Senior Notes	7.125%	7/1/28	268,000		177,175	(a)(b)
CommScope Inc., Senior Secured Notes	4.750%	9/1/29	410,000		316,363	(a)
CommScope Technologies LLC, Senior Notes	5.000%	3/15/27	2,640,000		1,763,963	(a)

Total Communications Equipment					2,257,501

Technology Hardware, Storage & Peripherals - 0.4%
Seagate HDD Cayman, Senior Notes	4.750%	1/1/25	850,000		836,197	(b)
Seagate HDD Cayman, Senior Notes	4.875%	6/1/27	495,000		477,427

Total Technology Hardware, Storage & Peripherals					1,313,624

TOTAL INFORMATION TECHNOLOGY					3,571,125

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc. 2023 Quarterly Report	9

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
MATERIALS - 7.3%
Chemicals - 1.2%
Braskem America Finance Co., Senior Notes	7.125%	7/22/41	700,000		$683,335	(b)(c)
INEOS Quattro Finance 1 PLC, Senior Notes	3.750%	7/15/26	1,500,000	EUR	1,427,518	(c)
Sasol Financing USA LLC, Senior Notes	8.750%	5/3/29	1,690,000		1,691,900	(a)

Total Chemicals					3,802,753

Containers & Packaging - 2.6%
ARD Finance SA, Senior Secured Notes (6.500% Cash or 7.250% PIK)	6.500%	6/30/27	1,000,000		813,685	(a)(h)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	5.250%	8/15/27	4,470,000		3,842,283	(a)(b)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	5.250%	8/15/27	2,610,000		2,243,480	(a)(b)
Pactiv LLC, Senior Notes	8.375%	4/15/27	1,320,000		1,336,799

Total Containers & Packaging					8,236,247

Metals & Mining - 3.5%
ArcelorMittal SA, Senior Notes	7.000%	10/15/39	3,200,000		3,306,643	(b)
Arsenal AIC Parent LLC, Senior Secured Notes	8.000%	10/1/30	310,000		316,588	(a)(i)
First Quantum Minerals Ltd., Senior Notes	8.625%	6/1/31	820,000		840,500	(a)
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	3,870,000		3,607,962
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	2,960,000		3,155,647	(d)

Total Metals & Mining					11,227,340

TOTAL MATERIALS					23,266,340

REAL ESTATE - 3.0%
Health Care REITs - 0.0%††
Diversified Healthcare Trust, Senior Notes	4.375%	3/1/31	260,000		189,774

Hotel & Resort REITs - 1.5%
Service Properties Trust, Senior Notes	5.500%	12/15/27	2,880,000		2,530,712	(b)
Service Properties Trust, Senior Notes	4.950%	10/1/29	1,630,000		1,256,884	(b)
Service Properties Trust, Senior Notes	4.375%	2/15/30	1,310,000		975,870

Total Hotel & Resort REITs					4,763,466

Real Estate Management & Development - 1.5%
China Aoyuan Group Ltd., Senior Secured Notes	—	2/19/23	630,000		34,072	*(c)(j)
China Aoyuan Group Ltd., Senior Secured Notes	7.950%	6/21/24	1,000,000		50,000	*(c)(g)
Country Garden Holdings Co. Ltd., Senior Secured Notes	8.000%	1/27/24	1,450,000		519,151	(c)
Heimstaden AB, Senior Notes	4.250%	3/9/26	1,900,000	EUR	1,124,400	(c)
Samhallsbyggnadsbolaget i Norden AB, Senior Notes	1.750%	1/14/25	1,420,000	EUR	1,211,190	(c)

See Notes to Schedule of Investments.

10	Western Asset High Income Fund II Inc. 2023 Quarterly Report

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Real Estate Management & Development - continued
Samhallsbyggnadsbolaget i Norden AB, Senior Notes	1.125%	9/4/26	2,200,000	EUR	$1,637,465	(c)
Times China Holdings Ltd., Senior Secured Notes	6.750%	7/8/25	870,000		45,561	*(c)(g)
Yuzhou Group Holdings Co. Ltd., Senior Secured Notes	6.000%	10/25/23	500,000		21,028	*(c)(g)
Yuzhou Group Holdings Co. Ltd., Senior Secured Notes	8.500%	2/26/24	500,000		21,028	*(c)(g)
Yuzhou Group Holdings Co. Ltd., Senior Secured Notes	8.375%	10/30/24	1,100,000		43,339	*(c)(g)

Total Real Estate Management & Development					4,707,234

TOTAL REAL ESTATE					9,660,474

UTILITIES - 1.9%
Electric Utilities - 0.8%
Eskom Holdings SOC Ltd.	4.314%	7/23/27	1,210,000		1,091,602	(c)
Pampa Energia SA, Senior Notes	7.500%	1/24/27	450,000		431,115	(a)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	6.150%	5/21/48	1,000,000		979,195	(a)

Total Electric Utilities					2,501,912

Gas Utilities - 1.1%
Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes	5.875%	3/1/27	3,500,000		3,432,222	(b)

TOTAL UTILITIES					5,934,134

TOTAL CORPORATE BONDS & NOTES (Cost - $376,721,012)					386,627,041

SOVEREIGN BONDS - 10.5%
Angola - 0.6%
Angolan Government International Bond, Senior Notes	8.000%	11/26/29	2,200,000		1,953,404	(a)

Argentina - 1.9%
Argentine Republic Government International Bond, Senior Notes, Step bond (3.625% to 7/9/24 then 4.125%)	3.625%	7/9/35	328,141		102,578
Provincia de Buenos Aires, Senior Notes, Step bond (5.250% to 9/1/23, 6.375% to 9/1/24 then 6.625%)	5.250%	9/1/37	4,141,974		1,620,547	(a)
Provincia de Cordoba, Senior Notes	6.875%	12/10/25	250,002		211,252	(a)
Provincia de Cordoba, Senior Notes	6.990%	6/1/27	2,620,000		2,043,600	(a)
Provincia de Cordoba, Senior Notes (6.875% PIK)	6.875%	2/1/29	2,550,000		1,938,000	(a)(h)

Total Argentina					5,915,977

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc. 2023 Quarterly Report	11

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Bahamas - 0.8%
Bahamas Government International Bond, Senior Notes	9.000%	6/16/29	2,060,000		$1,843,700	(a)
Bahamas Government International Bond, Senior Notes	6.950%	11/20/29	1,030,000		839,565	(a)

Total Bahamas					2,683,265

Costa Rica - 0.1%
Costa Rica Government International Bond, Senior Notes	7.158%	3/12/45	460,000		464,715	(a)

Dominican Republic - 0.9%
Dominican Republic International Bond, Senior Notes	4.500%	1/30/30	3,330,000		2,959,860	(a)

Ecuador - 0.1%
Ecuador Government International Bond, Senior Notes, Step bond (2.500% to 7/31/24 then 5.000%)	2.500%	7/31/40	540,000		171,450	(a)

Egypt - 0.4%
Egypt Government International Bond, Senior Notes	7.625%	5/29/32	2,038,000		1,325,352	(c)

Guatemala - 0.2%
Guatemala Government Bond, Senior Notes	5.375%	4/24/32	500,000		477,503	(a)

Ivory Coast - 0.3%
Ivory Coast Government International Bond, Senior Notes	6.125%	6/15/33	1,000,000		901,863	(a)

Jordan - 0.7%
Jordan Government International Bond, Senior Notes	5.850%	7/7/30	2,540,000		2,366,942	(a)

Mexico - 2.5%
Mexican Bonos, Bonds	5.000%	3/6/25	100,000,000	MXN	5,543,685
Mexico Government International Bond, Senior Notes	2.659%	5/24/31	3,000,000		2,501,517

Total Mexico					8,045,202

Nigeria - 0.3%
Nigeria Government International Bond, Senior Notes	7.696%	2/23/38	1,130,000		898,322	(c)

Oman - 0.3%
Oman Government International Bond, Senior Notes	5.625%	1/17/28	800,000		797,661	(a)

See Notes to Schedule of Investments.

12	Western Asset High Income Fund II Inc. 2023 Quarterly Report

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Russia - 0.7%
Russian Federal Bond - OFZ	7.050%	1/19/28	239,980,000	RUB	$1,303,869	*(g)
Russian Federal Bond - OFZ	6.900%	5/23/29	176,840,000	RUB	960,815	*(g)

Total Russia					2,264,684

Turkey - 0.6%
Turkey Government International Bond, Senior Notes	5.125%	2/17/28	1,400,000		1,275,192
Turkey Government International Bond, Senior Notes	4.875%	4/16/43	1,000,000		688,545

Total Turkey					1,963,737

Ukraine - 0.1%
Ukraine Government International Bond, Senior Notes	7.375%	9/25/34	800,000		241,042	*(a)(g)

TOTAL SOVEREIGN BONDS (Cost - $33,912,674)					33,430,979

CONVERTIBLE BONDS & NOTES - 2.1%
COMMUNICATION SERVICES - 2.1%
Media - 2.1%
DISH Network Corp., Senior Notes	2.375%	3/15/24	2,527,000		2,327,999
DISH Network Corp., Senior Notes	0.000%	12/15/25	1,923,000		1,181,551
DISH Network Corp., Senior Notes	3.375%	8/15/26	5,900,000		3,301,050

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $7,585,967)					6,810,600

SENIOR LOANS - 0.5%
CONSUMER DISCRETIONARY - 0.5%
Diversified Consumer Services - 0.5%
WW International Inc., Initial Term Loan (1 mo. Term SOFR + 3.500%) (Cost - $1,784,181)	8.819%	4/13/28	2,250,000		1,699,684	(f)(k)(l)

		EXPIRATION DATE	WARRANTS
WARRANTS - 0.0%††
FINANCIALS - 0.0%††
Capital Markets - 0.0%††
EG Acquisition Corp., Class A Shares (Cost - $23,550)		5/28/28	24,596		7,354	*

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc. 2023 Quarterly Report	13

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2023

(Percentages shown based on Fund net assets)

SECURITY			SHARES	VALUE
COMMON STOCKS - 0.0%††
ENERGY - 0.0%††
Energy Equipment & Services - 0.0%††
KCAD Holdings I Ltd. (Cost - $4,365,221)			533,873,172	$0	*(m)(n)(o)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $424,392,605)				428,575,658

	RATE	MATURITY DATE	FACE AMOUNT†
SHORT-TERM INVESTMENTS - 1.4%
U.S. TREASURY BILLS - 0.8%
U.S. Treasury Bills	0.000%	8/1/23	2,500,000	2,500,000	(p)
U.S. Treasury Bills	4.935%	8/10/23	200,000	199,737	(p)

TOTAL U.S. TREASURY BILLS (Cost - $2,699,746)				2,699,737

			SHARES
MONEY MARKET FUNDS - 0.6%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $1,903,490)	5.269%		1,903,490	1,903,490	(q)(r)

TOTAL SHORT-TERM INVESTMENTS (Cost - $4,603,236)				4,603,227

TOTAL INVESTMENTS - 135.3% (Cost - $428,995,841)				433,178,885
Liabilities in Excess of Other Assets - (35.3)%				(113,030,516)

TOTAL NET ASSETS - 100.0%				$320,148,369

See Notes to Schedule of Investments.

14	Western Asset High Income Fund II Inc. 2023 Quarterly Report

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2023

†	Face amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	All or a portion of this security is pledged as collateral pursuant to the loan agreement.

(c)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(d)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.

(e)	Security has no maturity date. The date shown represents the next call date.

(f)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(g)	The coupon payment on this security is currently in default as of July 31, 2023.

(h)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(i)	Securities traded on a when-issued or delayed delivery basis.

(j)	The maturity principal is currently in default as of July 31, 2023.

(k)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(l)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(m)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(n)	Security is valued using significant unobservable inputs (Note 1).

(o)	Value is less than $1.

(p)	Rate shown represents yield-to-maturity.

(q)	Rate shown is one-day yield as of the end of the reporting period.

(r)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At July 31, 2023, the total market value of investments in Affiliated Companies was $1,903,490 and the cost was $1,903,490 (Note 2).

Abbreviation(s) used in this schedule:

EUR	— Euro
GBP	— British Pound
ICE	— Intercontinental Exchange
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
OFZ	— Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)
PIK	— Payment-In-Kind
RUB	— Russian Ruble
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc. 2023 Quarterly Report	15

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2023

At July 31, 2023, the Fund had the following open reverse repurchase agreements:

Counterparty	Rate	Effective Date	Maturity Date		Face Amount of Reverse Repurchase Agreements	Asset Class of Collateral*	Collateral Value**
Goldman Sachs Group Inc.	5.750%	7/28/2023	8/28/2023		$7,775,286	Corporate Bonds & Notes Cash	$7,985,509 364,094
Goldman Sachs Group Inc.	6.000%	7/28/2023	TBD	***	5,165,930	Corporate Bonds & Notes Cash	5,021,777 241,906

					$12,941,216		$13,613,286

*	Refer to the Schedule of Investments for positions held at the counterparty as collateral for reverse repurchase agreements.

**	Including accrued interest.

***

TBD — To Be Determined; These reverse repurchase agreements have no maturity dates because they are renewed daily and can be terminated by either the Fund or the counterparty in accordance with the terms of the agreements. The rates for these agreements are variable. The rate disclosed is the rate as of July 31, 2023.

At July 31, 2023, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	12,453	USD	9,396	BNP Paribas SA	10/20/23	$58
MXN	10,726,377	USD	617,196	Goldman Sachs Group Inc.	10/20/23	13,859
EUR	1,169,000	USD	1,308,226	Morgan Stanley & Co. Inc.	10/20/23	(17,820)
USD	21,476,687	EUR	19,451,055	Morgan Stanley & Co. Inc.	10/20/23	5,562
USD	13,521,835	GBP	10,526,990	Morgan Stanley & Co. Inc.	10/20/23	9,076

Net unrealized appreciation on open forward foreign currency contracts						$10,735

Abbreviation(s) used in this table:

CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound
MXN	— Mexican Peso
USD	— United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

16	Western Asset High Income Fund II Inc. 2023 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset High Income Fund II Inc. (the “Fund”) was incorporated in Maryland and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks to maximize current income by investing at least 80% of its net assets, plus any borrowings for investment purposes, in high-yield debt securities. As a secondary objective, the Fund seeks capital appreciation to the extent consistent with its objective of seeking to maximize current income.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

Pursuant to policies adopted by the Board of Directors, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value

17

Notes to Schedule of Investments (unaudited) (continued)

determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

18

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$386,627,041	—		$386,627,041
Sovereign Bonds	—	33,430,979	—		33,430,979
Convertible Bonds & Notes	—	6,810,600	—		6,810,600
Senior Loans	—	1,699,684	—		1,699,684
Warrants	—	7,354	—		7,354
Common Stocks	—	—	$0	*	0	*
Total Long-Term Investments	—	428,575,658	0	*	428,575,658
Short-Term Investments†:
U.S. Treasury Bills	—	2,699,737	—		2,699,737
Money Market Funds	$1,903,490	—	—		1,903,490
Total Short-Term Investments	1,903,490	2,699,737	—		4,603,227

Total Investments	$1,903,490	$431,275,395	$0	*	$433,178,885

Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$28,555	—		$28,555

Total	$1,903,490	$431,303,950	$0	*	$433,207,440

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Notes to Schedule of Investments (unaudited) (continued)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$17,820	—	$17,820

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended July 31, 2023. The following transactions were effected in such company for the period ended July 31, 2023.

	Affiliate Value at April 30, 2023	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2023
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$1,277,532	$14,178,233	14,178,233	$13,552,275	13,552,275	—	$14,812	—	$1,903,490

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